UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ashland Management Incorporated

Address:  475 Park Avenue South, 32nd Floor
          New York, New York 10016


13F File Number: 028-01429

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward Risley
Title:  Controller
Phone:  (212) 400-3500


Signature, Place and Date of Signing:

/s/ Edward Risley               New York, New York              May 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $400,723
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                  ASHLAND MANAGEMENT INCORPORATED

                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                       AS OF DATE 3/31/2003

(ITEM 1)                  (ITEM 2) (ITEM 3)  (ITEM 4)       (ITEM 5)        (ITEM 6)      (ITEM 7)           (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                        (SHARES)
                                                                        -----------------         ----------------------------
NAME                      TITLE                              SHARES OR               SHARED
OF                        OF       CUSIP       VALUE         PRINCIPAL    SOLE SHARED OTHER          SOLE     SHARED       NONE
ISSUER                    CLASS    NUMBER      (x $1,000)    AMOUNT       (A)   (B)   (C)     MGR     (A)      (B)          (C)
---------------------     ------   ---------  -----------   ---------   ----- ------ ------  ---  ----------------------------
3M COMPANY COM            COMMON   88579Y101     9,436       72,568      X                    67,113          0           5,455
ABERCROMBIE & FITCH C     COMMON   002896207       457       15,222      X                    14,497          0             725
AFFILIATED COMPUTER S     COMMON   008190100       440        9,935      X                     9,435          0             500
AFLAC INC COM             COMMON   001055102    10,298      321,324      X                   298,299          0          23,025
ALLERGAN INC              COMMON   018490102       543        7,960      X                     7,560          0             400
AMGEN INC                 COMMON   031162100    13,069      227,083      X                   209,123          0          17,960
ANHEUSER BUSCH COS IN     COMMON   035229103     9,106      195,367      X                   181,087          0          14,280
APOLLO GROUP INC CL A     COMMON   037604105    13,485      270,236      X                   249,691          0          20,545
AUTOZONE INC COM          COMMON   053332102     8,839      128,641      X                   119,566          0           9,075
BANK OF AMERICA           COMMON   060505104     7,273      108,816      X                   100,111          0           8,705
BED BATH & BEYOND INC     COMMON   075896100    11,392      329,809      X                   306,583          0          23,226
BIOMET INC                COMMON   090613100    10,171      331,852      X                   305,232          0          26,620
BOEING CO                 COMMON   097023105       839       33,481      X                    33,481          0               0
C H ROBINSON WORLDWID     COMMON   12541W100       575       17,590      X                    16,740          0             850
CHEESECAKE FACTORY IN     COMMON   163072101       479       14,835      X                    14,110          0             725
COACH INC COM             COMMON   189754104     1,258       32,810      X                    31,235          0           1,575
COCA-COLA CO              COMMON   191216100     5,130      126,739      X                   118,064          0           8,675
COGNOS INC COM            COMMON   19244C109       563       24,775      X                    23,575          0           1,200
COLGATE PALMOLIVE CO      COMMON   194162103     8,212      150,852      X                   138,847          0          12,005
DELL COMPUTER CORP        COMMON   247025109    11,874      434,796      X                   399,036          0          35,760
EBAY INC COM              COMMON   278642103       560        6,560      X                     6,235          0             325
EXPEDIA INC CL A          COMMON   302125109     1,207       23,370      X                    22,220          0           1,150
EXPEDITORS INTL WASH      COMMON   302130109       551       15,325      X                    14,550          0             775
EXXON CORPORATION         COMMON   30231G102       275        7,875      X                     7,875          0               0
FAIR ISAAC & CO INC C     COMMON   303250104       750       14,765      X                    14,065          0             700
FED HOME LN MTG CP-VT     COMMON   313400301    11,333      213,431      X                   195,805          0          17,626
FIFTH THIRD BANCORP C     COMMON   316773100     7,552      150,348      X                   139,983          0          10,365
FIRST DATA CORP           COMMON   319963104    18,641      503,688      X                   461,280          0          42,408
FISERV INC COM            COMMON   337738108       458       14,550      X                    13,850          0             700
FOREST LABS INC           COMMON   345838106    15,117      280,092      X                   257,953          0          22,139
GARMIN LTD ORD            COMMON   G37260109       587       16,405      X                    15,580          0             825
GILEAD SCIENCES INC C     COMMON   375558103       574       13,665      X                    12,990          0             675
GILLETTE CO               COMMON   375766102       209        6,748      X                     3,248          0           3,500
HARLEY-DAVIDSON INC       COMMON   412822108       240        6,052      X                     6,052          0               0
HCA-THE HEALTHCARE CO     COMMON   404119109     6,602      159,620      X                   141,984          0          17,636
ILLINOIS TOOL WORKS I     COMMON   452308109     6,159      105,921      X                    94,366          0          11,555
INTEGRATED CIRCUIT SY     COMMON   45811K208       493       22,735      X                    21,635          0           1,100
INTERNATIONAL GAME TE     COMMON   459902102       658        8,035      X                     7,635          0             400
JOHNSON & JOHNSON         COMMON   478160104    18,244      315,254      X                   290,105          0          25,149
LEXMARK INTL GROUP IN     COMMON   529771107       604        9,020      X                     8,595          0             425
LINCARE HLDGS INC         COMMON   532791100       521       16,973      X                    16,173          0             800
LOWES CO                  COMMON   548661107    12,201      298,892      X                   275,018          0          23,874
MARSH & MCLENNAN COS      COMMON   571748102    11,351      266,262      X                   244,077          0          22,185
MCGRAW-HILLCOMPANIES      COMMON   580645109    10,831      194,830      X                   178,550          0          16,280
MEDTRONIC INC             COMMON   585055106    13,678      303,147      X                   281,056          0          22,091
MERCURY INTERACTIVE C     COMMON   589405109       585       19,715      X                    18,765          0             950
NEW YORK TIMES CO CL      COMMON   650111107    10,503      243,418      X                   223,398          0          20,020
OMNICOM GROUP             COMMON   681919106    11,105      204,995      X                   188,330          0          16,665
PFIZER INC                COMMON   717081103     9,909      318,008      X                   292,933          0          25,075
PROCTER & GAMBLE CO       COMMON   742718109    11,068      124,294      X                   114,115          0          10,179
QLOGIC CORP COM           COMMON   747277101       472       12,715      X                    12,065          0             650
SLM CORPORATION COM       COMMON   78442P106    12,076      108,875      X                   100,150          0           8,725
ST JUDE MEDICAL CENTE     COMMON   790849103       564       11,575      X                    11,000          0             575
STARBUCKS CORP COM        COMMON   855244109    14,109      547,724      X                   508,039          0          39,685
STERIS CORP COM           COMMON   859152100       559       21,350      X                    20,325          0           1,025
STRYKER CORP              COMMON   863667101    15,817      230,398      X                   212,959          0          17,439
SUNGARD DATA SYS INC      COMMON   867363103       484       22,705      X                    21,620          0           1,085
SYMANTEC CORP COM         COMMON   871503108       591       15,085      X                    14,360          0             725
SYNOPSYS INC COM          COMMON   871607107       513       12,055      X                    11,480          0             575
SYSCO CORP                COMMON   871829107     9,385      368,896      X                   343,598          0          25,298
TCF FINL CORP COM         COMMON   872275102       482       12,030      X                    11,460          0             570
TEVA PHARMACEUTICAL I     COMMON   881624209       771       18,508      X                    17,708          0             800
UNITED TECHNOLOGIES C     COMMON   913017109     5,619       97,254      X                    87,734          0           9,520
UNITEDHEALTH GROUP IN     COMMON   91324P102    13,038      142,226      X                   131,076          0          11,150
UTSTARCOM INC COM         COMMON   918076100       534       26,695      X                    25,395          0           1,300
VARIAN MED SYS INC CO     COMMON   92220P105       514        9,525      X                     9,050          0             475
WELLPOINT HEALTH NTWR     COMMON   94973H108    11,640      151,655      X                   140,616          0          11,039
WELLS FARGO NEW           COMMON   949746101     7,169      159,351      X                   147,606          0          11,745
WILLIAMS SONOMA INC C     COMMON   969904101       381       17,460      X                    16,610          0             850

TOTAL                                          400,723




03411.0001 #404423